Prepaid Expenses And Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepaid Expense And Other Assets [Abstract]
Prepaid Expenses, Deferred Costs, and Other Assets

	2014	2013
	(In thousands)
Prepaid Expenses, Deferred Costs, and Other Current Assets:
Prepaid expenses	$27,406	$12,412
Deferred costs and other current assets	7,102	7,747
Total	$34,508	$20,159

Prepaid Expenses, Deferred Costs, and Other Noncurrent Assets:
Prepaid expenses	$21,158	$7,892
Deferred costs	738	776
Other	704	350
Total	$22,600	$9,018